ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2023
ACCOUNTS RECEIVABLE, NET
Schedule of components of accounts receivable

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(in thousands)
Accounts receivable	85,021	66,758	9,403
Allowance for credit losses	(5,407)	(5,926)	(835)
Accounts receivable, net	79,614	60,832	8,568

Schedule of movements in the allowance for credit losses

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
	(in thousands)
Balance at beginning of the year	156	381	5,407	762
Provisions	225	5,026	519	73
Balance at end of the year	381	5,407	5,926	835